PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

VY
®
Invesco
Equity and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 63.0%
Communication Services: 3.6%
28,653
Alphabet, Inc. - Class A
$ 4,430,900
1 .0
5,420  Meta Platforms, Inc.
- Class A
3,123,871
0 .7
13,736
T-Mobile US, Inc.
3,663,529
0 .8
49,563
Walt Disney Co.
4,891,868
1 .1
16,110,168
3 .6
Consumer Discretionary: 3.5%
35,693
(1)
Amazon.com, Inc.
6,790,950
1 .5
81,524
General Motors Co.
3,834,074
0 .8
5,633
Genuine Parts Co.
671,115
0 .1
17,946
NIKE, Inc. - Class B
1,139,212
0 .3
36,408
Starbucks Corp.
3,571,261
0 .8
16,006,612
3 .5
Consumer Staples: 3.4%
38,496  Philip Morris
International, Inc.
6,110,470
1 .3
67,791
Sysco Corp.
5,087,037
1 .1
65,792
(1)
US Foods Holding
Corp.
4,306,744
1 .0
15,504,251
3 .4
Energy: 5.8%
63,205
Cenovus Energy, Inc.
878,427
0 .2
31,114
Chevron Corp.
5,205,061
1 .1
46,057
ConocoPhillips
4,836,906
1 .1
47,400
EQT Corp.
2,532,582
0 .6
40,878
Exxon Mobil Corp.
4,861,620
1 .1
140,612
Shell PLC
5,118,347
1 .1
68,761
Suncor Energy, Inc.
2,662,425
0 .6
26,095,368
5 .8
Financials: 14.2%
15,498
Allstate Corp.
3,209,171
0 .7
2,154
American Express Co.
579,534
0 .1
44,222  American International
Group, Inc.
3,844,661
0 .9
219,743
Bank of America Corp.
9,169,875
2 .0
63,918
Charles Schwab Corp.
5,003,501
1 .1
110,926  Citizens Financial
Group, Inc.
4,544,638
1 .0
50,397  Fidelity National
Information Services,
Inc.
3,763,648
0 .8
25,712
(1)
Fiserv, Inc.
5,677,981
1 .3
6,590  Goldman Sachs
Group, Inc.
3,600,051
0 .8
27,334
KKR & Co., Inc.
3,160,084
0 .7
22,604  PNC Financial
Services Group, Inc.
3,973,105
0 .9
157,064
Wells Fargo & Co.
11,275,625
2 .5
18,154  Willis Towers Watson
PLC
6,135,144
1 .4
63,937,018
14 .2
Health Care: 9.9%
65,623  Bristol-Myers Squibb
Co.
4,002,347
0 .9
56,778
(1)
Centene Corp.
3,446,992
0 .8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
62,949
CVS Health Corp.
$ 4,264,795
1 .0
7,275
Elevance Health, Inc.
3,164,334
0 .7
23,682  GE HealthCare
Technologies, Inc.
1,911,374
0 .4
14,311
Humana, Inc.
3,786,691
0 .8
36,209
Johnson & Johnson
6,004,901
1 .3
58,312
Medtronic PLC
5,239,916
1 .2
26,888
Merck & Co., Inc.
2,413,467
0 .5
89,848
Pfizer, Inc.
2,276,748
0 .5
41,372
Sanofi
4,580,800
1 .0
6,707  UnitedHealth Group,
Inc.
3,512,791
0 .8
44,605,156
9 .9
Industrials: 9.8%
73,131
CSX Corp.
2,152,245
0 .5
36,758
Emerson Electric Co.
4,030,147
0 .9
14,767
FedEx Corp.
3,599,899
0 .8
21,575  Ferguson Enterprises,
Inc.
3,456,962
0 .8
54,835
Fortive Corp.
4,012,825
0 .9
10,481  JB Hunt Transport
Services, Inc.
1,550,664
0 .3
82,424  Johnson Controls
International PLC
6,602,987
1 .4
16,446
Norfolk Southern Corp.
3,895,235
0 .9
9,176
Parker-Hannifin Corp.
5,577,632
1 .2
40,739  Raytheon Technologies
Corp.
5,396,288
1 .2
24,988  Stanley Black &
Decker, Inc.
1,921,078
0 .4
29,364
Textron, Inc.
2,121,549
0 .5
44,317,511
9 .8
Information Technology: 8.0%
60,399
Cisco Systems, Inc.
3,727,222
0 .8
37,397  Cognizant Technology
Solutions Corp. - Class
A
2,860,871
0 .6
37,781
(1)
Coherent Corp.
2,453,498
0 .5
34,904
Lam Research Corp.
2,537,521
0 .6
49,055  Marvell Technology,
Inc.
3,020,316
0 .7
86,295  Microchip Technology,
Inc.
4,177,541
0 .9
15,624
Microsoft Corp.
5,865,093
1 .3
14,540  NXP Semiconductors
NV
2,763,472
0 .6
21,555
Oracle Corp.
3,013,605
0 .7
11,314
Salesforce, Inc.
3,036,225
0 .7
9,180
(1)
Zebra Technologies
Corp. - Class A
2,593,901
0 .6
36,049,265
8 .0
Materials: 1.5%
42,906
Corteva, Inc.
2,700,074
0 .6
29,982  DuPont de Nemours,
Inc.
2,239,056
0 .5

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
18,871
PPG Industries, Inc.
$ 2,063,544
0 .4
7,002,674
1 .5
Real Estate: 1.2%
40,198
(1)
CBRE Group, Inc.
- Class A
5,257,095
1 .2
Utilities: 2.1%
25,631  American Electric
Power Co., Inc.
2,800,699
0 .6
53,610
FirstEnergy Corp.
2,166,916
0 .5
127,323
PPL Corp.
4,597,634
1 .0
9,565,249
2 .1
Total Common Stock
(Cost $240,055,721)
284,450,367
63 .0
CONVERTIBLE BONDS/NOTES: 9.5%
Communications: 2.8%
2,567,000
(2)
Airbnb, Inc., 4.690%,
03/15/2026 2,456,619
0 .6
1,292,000  Cable One, Inc.,
1.125%,
03/15/2028 1,028,781
0 .2
2,498,000
(2)
Cable One, Inc.,
5.490%,
03/15/2026 2,373,100
0 .5
1,420,000
(3)(4)
Liberty Broadband
Corp., 3.125%,
03/31/2053 1,424,970
0 .3
910,000  Liberty Media Corp.-
Liberty Formula One,
2.250%,
08/15/2027 1,107,925
0 .3
738,000
(3)(4)
Match Group
Financeco 2, Inc.,
0.875%,
06/15/2026 709,007
0 .2
730,000
(3)
Match Group
Financeco 3, Inc.,
2.000%,
01/15/2030 631,961
0 .1
1,543,000  Shopify, Inc., 0.125%,
11/01/2025 1,550,715
0 .3
1,335,000
(3)(4)
Snap, Inc., 0.500%,
05/01/2030 1,107,383
0 .3
12,390,461
2 .8
Consumer, Non-cyclical: 2.7%
1,544,000  Alnylam
Pharmaceuticals, Inc.,
1.000%,
09/15/2027 1,781,776
0 .4
815,923
(3)
Bridgebio Pharma,
Inc., 1.750%,
03/01/2031 842,848
0 .2
2,347,000  Global Payments, Inc.,
1.500%,
03/01/2031 2,222,609
0 .5
1,959,000
(3)
Haemonetics Corp.,
2.500%,
06/01/2029 1,869,866
0 .4
2,017,000
(4)
Integra LifeSciences
Holdings Corp.,
0.500%,
08/15/2025 1,982,207
0 .4
1,730,000
(4)
Jazz Investments
I Ltd., 2.000%,
06/15/2026 1,797,037
0 .4
Shares Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
809,000
(3)
Jazz Investments
I Ltd., 3.125%,
09/15/2030 $ 900,822
0 .2
611,000
(3)
Merit Medical
Systems, Inc., 3.000%,
02/01/2029 832,487
0 .2
12,229,652
2 .7
Energy: 0.2%
933,000  Northern Oil and
Gas, Inc., 3.625%,
04/15/2029 986,694
0 .2
Financial: 0.3%
1,476,000
(3)
Federal Realty
OP L.P., 3.250%,
01/15/2029 1,473,786
0 .3
Industrials: 0.3%
1,479,000  John Bean
Technologies Corp.,
0.250%,
05/15/2026 1,482,550
0 .3
Technology: 2.1%
1,294,000
(2)(3)
BILL Holdings, Inc.,
4.120%,
04/01/2030 1,057,198
0 .3
950,000
(3)
Box, Inc., 1.500%,
09/15/2029 917,700
0 .2
2,435,000
(2)(4)
Dropbox, Inc., 1.320%,
03/01/2026 2,405,780
0 .5
2,788,000
(3)
Microchip Technology,
Inc., 0.750%,
06/01/2030 2,615,841
0 .6
2,556,000
(3)(4)
MKS Instruments, Inc.,
1.250%,
06/01/2030 2,305,512
0 .5
9,302,031
2 .1
Utilities: 1.1%
2,287,000  FirstEnergy Corp.,
4.000%,
05/01/2026 2,319,590
0 .5
2,334,000  PPL Capital Funding,
Inc., 2.875%,
03/15/2028 2,617,581
0 .6
4,937,171
1 .1
Total Convertible
Bonds/Notes
(Cost $42,670,166)
42,802,345
9 .5
CORPORATE BONDS/NOTES: 14.4%
Basic Materials: 0.1%
95,000  International Paper
Co., 6.000%,
11/15/2041 96,597
0.0
215,000
(3)
LYB Finance Co. BV,
8.100%,
03/15/2027 227,112
0 .1
73,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 78,899
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
66,000  Rio Tinto Finance
USA PLC, 5.750%,
03/14/2055 $ 66,156
0.0
103,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 87,634
0.0
556,398
0 .1
Communications: 1.2%
147,000  Amazon.com, Inc.,
2.875%,
05/12/2041 109,904
0.0
455,000  America Movil SAB
de CV, 4.375%,
07/16/2042 384,930
0 .1
163,000  AT&T, Inc., 3.550%,
09/15/2055 110,553
0.0
260,000  AT&T, Inc., 4.300%,
02/15/2030 256,057
0 .1
63,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
4.908%,
07/23/2025 62,988
0.0
245,000  Cisco Systems, Inc.,
4.550%,
02/24/2028 247,113
0 .1
149,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 145,957
0.0
83,000  Comcast Corp.,
2.887%,
11/01/2051 50,659
0.0
138,000  Comcast Corp.,
2.937%,
11/01/2056 81,150
0.0
546,000  Comcast Corp.,
3.150%,
03/01/2026 539,643
0 .1
444,000  Comcast Corp.,
3.900%,
03/01/2038 381,292
0 .1
514,000  Comcast Corp.,
4.150%,
10/15/2028 508,539
0 .1
92,000
(3)
Cox Communications,
Inc., 2.950%,
10/01/2050 52,797
0.0
182,000  Discovery
Communications LLC,
4.900%,
03/11/2026 182,063
0.0
273,000  Omnicom Group, Inc. /
Omnicom Capital, Inc.,
3.600%,
04/15/2026 270,365
0 .1
444,000  Rogers
Communications, Inc.,
4.300%,
02/15/2048 348,881
0 .1
202,000  Rogers
Communications, Inc.,
4.500%,
03/15/2043 170,527
0.0
419,000  Telefonica Emisiones
SA, 5.213%,
03/08/2047 370,684
0 .1
500,000  T-Mobile USA, Inc.,
2.700%,
03/15/2032 432,670
0 .1
348,000  T-Mobile USA, Inc.,
3.400%,
10/15/2052 235,378
0 .1
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
160,000  T-Mobile USA, Inc.,
5.875%,
11/15/2055 $ 161,189
0.0
138,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 140,984
0.0
182,000  TWDC Enterprises
18 Corp., 3.000%,
02/13/2026 179,806
0.0
263,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 202,605
0 .1
5,626,734
1 .2
Consumer, Cyclical: 1.2%
177,602  American Airlines Pass
Through Trust 2014-1,
A, 3.700%,
04/01/2028 174,267
0.0
89,000
(3)
AS Mileage Plan
IP Ltd., 5.021%,
10/20/2029 87,209
0.0
102,000
(3)
AS Mileage Plan
IP Ltd., 5.308%,
10/20/2031 99,782
0.0
275,000  General Motors Co.,
6.600%,
04/01/2036 284,072
0 .1
348,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 348,734
0 .1
878,000  Home Depot, Inc.,
5.125%,
04/30/2025 878,371
0 .2
266,000  Honda Motor Co. Ltd.,
2.967%,
03/10/2032 234,673
0 .1
231,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 180,842
0.0
455,000  Ross Stores, Inc.,
0.875%,
04/15/2026 438,428
0 .1
361,000  Starbucks Corp.,
3.550%,
08/15/2029 347,076
0 .1
725,000  Toyota Motor Credit
Corp., 4.550%,
08/07/2026 727,455
0 .2
203,971  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 201,031
0.0
199,325  United Airlines
Pass Through Trust
2018-1, AA, 3.500%,
09/01/2031 189,715
0.0
737,000
(4)
Walgreens Boots
Alliance, Inc., 4.500%,
11/18/2034 679,914
0 .1
388,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 310,490
0 .1
482,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 351,650
0 .1
5,533,709
1 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: 2.0%
98,000  AbbVie, Inc., 4.050%,
11/21/2039 $ 85,987
0.0
150,000  AbbVie, Inc., 4.500%,
05/14/2035 144,021
0.0
90,000  AbbVie, Inc., 4.850%,
06/15/2044 83,578
0.0
621,000  Altria Group, Inc.,
5.800%,
02/14/2039 624,295
0 .1
719,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 693,774
0 .2
98,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 90,446
0.0
243,000
(3)
Bayer US Finance
II LLC, 4.375%,
12/15/2028 236,779
0 .1
74,000
(3)
Bayer US Finance
LLC, 6.875%,
11/21/2053 76,567
0.0
106,000
(4)
Becton Dickinson
& Co., 4.875%,
05/15/2044 93,239
0.0
900,000  Boston Scientific Corp.,
1.900%,
06/01/2025 895,553
0 .2
319,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 282,157
0 .1
255,000  Bristol-Myers
Squibb Co., 6.250%,
11/15/2053 273,973
0 .1
340,000  Constellation Brands,
Inc., 4.400%,
11/15/2025 339,490
0 .1
110,586  CVS Pass-Through
Trust, 6.036%,
12/10/2028 111,434
0.0
936,000  Gilead Sciences, Inc.,
3.650%,
03/01/2026 929,159
0 .2
39,000  GlaxoSmithKline
Capital, Inc., 6.375%,
05/15/2038 43,042
0.0
50,000  Haleon US Capital
LLC, 4.000%,
03/24/2052 38,718
0.0
601,000
(3)
Heineken NV, 3.500%,
01/29/2028 586,489
0 .1
117,000
(4)
Ingredion, Inc.,
6.625%,
04/15/2037 129,004
0.0
302,000  Kenvue, Inc., 5.050%,
03/22/2053 282,912
0 .1
192,000
(3)
Mars, Inc., 4.450%,
03/01/2027 192,422
0.0
193,000
(3)
Mars, Inc., 5.200%,
03/01/2035 194,039
0 .1
104,000
(3)
Mars, Inc., 5.650%,
05/01/2045 104,288
0.0
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
71,000
(3)
Mars, Inc., 5.700%,
05/01/2055 $ 70,991
0.0
45,000  Mead Johnson
Nutrition Co., 4.125%,
11/15/2025 44,926
0.0
201,000  Medtronic, Inc.,
4.375%,
03/15/2035 193,347
0 .1
250,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 201,626
0 .1
305,000  Pfizer Investment
Enterprises Pte Ltd.,
4.450%,
05/19/2026 305,539
0 .1
98,000  Philip Morris
International, Inc.,
4.875%,
11/15/2043 89,224
0.0
412,000  Sysco Corp., 3.750%,
10/01/2025 410,212
0 .1
76,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 61,886
0.0
39,000  Zoetis, Inc., 4.700%,
02/01/2043 35,442
0.0
863,000  Zoetis, Inc., 5.400%,
11/14/2025 866,444
0 .2
8,811,003
2 .0
Energy: 1.3%
452,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 285,512
0 .1
298,000
(3)
Cameron LNG LLC,
3.701%,
01/15/2039 249,004
0 .1
477,000  Chevron Corp.,
2.954%,
05/16/2026 470,395
0 .1
191,000  ConocoPhillips Co.,
4.150%,
11/15/2034 176,001
0.0
212,000  Diamondback
Energy, Inc., 5.750%,
04/18/2054 200,048
0.0
278,000  Energy Transfer L.P.,
4.900%,
03/15/2035 264,465
0 .1
353,000  Energy Transfer L.P.,
5.000%,
05/15/2050 297,519
0 .1
68,000  Energy Transfer L.P.,
5.200%,
04/01/2030 68,801
0.0
100,000  Energy Transfer L.P.,
5.300%,
04/01/2044 89,766
0.0
206,000  Energy Transfer L.P.,
6.400%,
12/01/2030 219,628
0.0
406,000  Enterprise Products
Operating LLC,
4.250%,
02/15/2048 329,314
0 .1
550,000  Exxon Mobil Corp.,
3.043%,
03/01/2026 544,036
0 .1
440,000  Kinder Morgan, Inc.,
4.300%,
06/01/2025 439,572
0 .1
341,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 336,763
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
325,000  MPLX L.P., 1.750%,
03/01/2026 $ 316,569
0 .1
174,000  MPLX L.P., 4.500%,
04/15/2038 152,860
0.0
550,000  Shell International
Finance BV, 3.250%,
05/11/2025 549,050
0 .1
418,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 344,854
0 .1
105,000  Texas Eastern
Transmission L.P.,
7.000%,
07/15/2032 115,902
0.0
247,000  Valero Energy Corp.,
4.000%,
06/01/2052 179,067
0.0
243,000  Williams Cos., Inc.,
5.400%,
03/02/2026 244,748
0 .1
5,873,874
1 .3
Financial: 1.1%
124,000
(3)
Aviation Capital
Group LLC, 4.750%,
04/14/2027 124,110
0.0
429,000  Brixmor Operating
Partnership L.P.,
5.500%,
02/15/2034 430,324
0 .1
139,000
(5)
Capital One Financial
Corp., 6.183%,
01/30/2036 138,730
0 .1
129,000
(5)
Citizens Financial
Group, Inc., 6.645%,
04/25/2035 137,337
0.0
530,000
(3)
GA Global Funding
Trust, 5.500%,
01/08/2029 540,953
0 .1
103,000
(3)
Global Atlantic Fin Co.,
6.750%,
03/15/2054 104,656
0.0
225,000
(5)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 218,861
0 .1
2,610,000
(2)(6)
GS Finance Corp.
000E, 000E, 1.540%,
03/03/2032 2,348,739
0 .5
570,000
(3)
Metropolitan Life
Insurance Co.,
7.800%,
11/01/2025 580,254
0 .1
55,000
(3)(4)
Sixth Street Lending
Partners, 6.125%,
07/15/2030 55,378
0.0
381,000  State Street Bank &
Trust Co., 4.594%,
11/25/2026 383,419
0 .1
5,062,761
1 .1
Financials: 3.7%
191,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.850%,
10/29/2041 151,242
0.0
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
200,000  Allstate Corp., 3.280%,
12/15/2026 $ 196,010
0.0
192,000  American Equity
Investment Life
Holding Co., 5.000%,
06/15/2027 192,063
0.0
405,000  American Tower Corp.,
1.600%,
04/15/2026 392,904
0 .1
534,000
(3)
Aviation Capital
Group LLC, 4.875%,
10/01/2025 533,914
0 .1
407,000
(5)
Bank of America Corp.,
2.572%,
10/20/2032 351,282
0 .1
351,000  Bank of America
Corp., MTN, 3.248%,
10/21/2027 342,027
0 .1
625,000
(4)
BlackRock, Inc.,
4.750%,
05/25/2033 625,520
0 .1
858,000  Brighthouse Financial,
Inc., 3.850%,
12/22/2051 555,876
0 .1
307,000
(5)
Citigroup, Inc.,
3.668%,
07/24/2028 300,377
0 .1
254,000  Citigroup, Inc.,
4.750%,
05/18/2046 215,588
0 .1
127,000  Citigroup, Inc.,
5.300%,
05/06/2044 118,817
0.0
202,000  Citigroup, Inc.,
6.675%,
09/13/2043 218,736
0 .1
657,000  Crown Castle, Inc.,
2.500%,
07/15/2031 561,380
0 .1
29,000  Crown Castle, Inc.,
4.750%,
05/15/2047 24,782
0.0
494,000  CubeSmart L.P.,
2.500%,
02/15/2032 417,470
0 .1
2,088,000
(3)
Delaware Life Global
Funding 21-1,
2.662%,
06/29/2026 2,032,055
0 .5
1,109,000
(4)
EPR Properties,
4.750%,
12/15/2026 1,104,364
0 .3
286,000  Extra Space Storage
L.P., 3.500%,
07/01/2026 282,338
0 .1
169,000  Extra Space Storage
L.P., 5.700%,
04/01/2028 173,641
0.0
150,000
(5)
Goldman Sachs
Group, Inc., 2.908%,
07/21/2042 106,050
0.0
400,000  Goldman Sachs
Group, Inc., 4.250%,
10/21/2025 399,017
0 .1
268,000  JPMorgan Chase
& Co., 3.200%,
06/15/2026 264,837
0 .1
619,000
(5)
JPMorgan Chase
& Co., 3.509%,
01/23/2029 601,766
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
150,000
(5)
JPMorgan Chase
& Co., 3.897%,
01/23/2049 $ 117,132
0.0
329,000
(5)
JPMorgan Chase
& Co., 4.260%,
02/22/2048 273,820
0 .1
590,000  Kimco Realty OP LLC,
3.200%,
04/01/2032 524,302
0 .1
216,000
(3)
KKR Group Finance
Co. III LLC, 5.125%,
06/01/2044 195,612
0.0
516,000
(3)
KKR Group Finance
Co. XII LLC, 4.850%,
05/17/2032 507,795
0 .1
463,000
(3)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 315,772
0 .1
139,000  Markel Group, Inc.,
5.000%,
03/30/2043 125,083
0.0
256,000  Markel Group, Inc.,
5.000%,
05/20/2049 226,156
0 .1
507,000  Morgan Stanley,
GMTN, 4.000%,
07/23/2025 506,252
0 .1
78,000  Nasdaq, Inc., 5.950%,
08/15/2053 79,480
0.0
108,000
(3)
Nationwide Financial
Services, Inc., 5.300%,
11/18/2044 101,127
0.0
569,000
(3)
Pacific Life Global
Funding II, 5.500%,
08/28/2026 578,102
0 .1
288,000  PartnerRe Finance
B LLC, 3.700%,
07/02/2029 276,105
0 .1
368,000  PNC Financial
Services Group, Inc.,
3.450%,
04/23/2029 353,558
0 .1
194,000
(5)
PNC Financial
Services Group, Inc.,
6.875%,
10/20/2034 214,565
0 .1
98,000  Regency Centers L.P.,
2.950%,
09/15/2029 91,357
0.0
146,000  Regency Centers L.P.,
4.650%,
03/15/2049 125,746
0.0
327,000  Synchrony Financial,
3.950%,
12/01/2027 318,928
0 .1
217,000  Travelers Cos., Inc.,
4.600%,
08/01/2043 193,759
0.0
285,000
(3)
UBS Group AG,
4.125%,
04/15/2026 283,927
0 .1
200,000  US Bancorp, MTN,
3.100%,
04/27/2026 197,128
0.0
471,000  Wells Fargo & Co.,
MTN, 3.550%,
09/29/2025 469,118
0 .1
229,000  Wells Fargo & Co.,
MTN, 4.100%,
06/03/2026 227,656
0 .1
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
146,000  Wells Fargo & Co.,
MTN, 4.650%,
11/04/2044 $ 124,025
0.0
16,588,561
3 .7
Industrial: 0.1%
65,000
(3)(4)
BAE Systems PLC,
5.500%,
03/26/2054 64,280
0.0
238,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 220,926
0 .1
285,206
0 .1
Industrials: 0.9%
473,000  Avnet, Inc., 4.625%,
04/15/2026 472,416
0 .1
773,000  Boeing Co., 5.805%,
05/01/2050 736,628
0 .2
186,000  Canadian Pacific
Railway Co., 3.000%,
12/02/2041 134,424
0.0
180,000  Honeywell
International, Inc.,
4.500%,
01/15/2034 174,045
0.0
631,000  Lockheed Martin Corp.,
3.550%,
01/15/2026 627,292
0 .1
244,000  Lockheed Martin Corp.,
4.150%,
06/15/2053 195,305
0 .1
224,000  Norfolk Southern
Corp., 3.400%,
11/01/2049 157,328
0.0
217,000
(4)
Norfolk Southern
Corp., 5.350%,
08/01/2054 208,547
0 .1
168,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 153,385
0.0
128,000  Rockwell Automation,
Inc., 1.750%,
08/15/2031 108,476
0.0
266,000  RTX Corp., 6.400%,
03/15/2054 291,366
0 .1
473,000  Union Pacific Corp.,
3.200%,
05/20/2041 360,122
0 .1
183,000  Union Pacific Corp.,
3.839%,
03/20/2060 133,029
0.0
356,000  Union Pacific Corp.,
4.150%,
01/15/2045 290,299
0 .1
161,000  United Parcel
Service, Inc., 3.400%,
11/15/2046 117,314
0.0
4,159,976
0 .9
Technology: 2.0%
212,000  Apple, Inc., 3.350%,
02/09/2027 209,301
0 .1
227,000
(3)
Broadcom, Inc.,
3.469%,
04/15/2034 199,904
0.0
1,300,000  CSG Systems
International, Inc.,
3.875%,
09/15/2028 1,407,900
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
320,000  Dell International LLC
/ EMC Corp., 5.300%,
04/01/2032 $ 322,170
0 .1
368,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 372,804
0 .1
2,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 2,516
0.0
465,000
(4)
Electronic Arts, Inc.,
4.800%,
03/01/2026 465,478
0 .1
923,000  Envestnet, Inc.,
2.625%,
12/01/2027 988,810
0 .2
298,000
(3)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 307,511
0 .1
285,000  Hewlett Packard
Enterprise Co.,
4.900%,
10/15/2025 285,225
0 .1
640,000  International Business
Machines Corp.,
3.300%,
05/15/2026 633,299
0 .1
562,000  Marvell Technology,
Inc., 2.450%,
04/15/2028 526,674
0 .1
83,000  Micron Technology,
Inc., 3.366%,
11/01/2041 61,363
0.0
98,000  Micron Technology,
Inc., 4.663%,
02/15/2030 96,823
0.0
310,000  Microsoft Corp.,
3.125%,
11/03/2025 308,139
0 .1
316,000  Microsoft Corp.,
3.500%,
02/12/2035 291,429
0 .1
795,000  NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 798,522
0 .2
480,000  Oracle Corp., 3.600%,
04/01/2040 377,740
0 .1
133,000  Oracle Corp., 6.000%,
08/03/2055 132,923
0.0
488,000  Salesforce, Inc.,
2.700%,
07/15/2041 348,464
0 .1
200,000  Synopsys, Inc.,
4.550%,
04/01/2027 200,784
0.0
161,000  Synopsys, Inc.,
5.700%,
04/01/2055 159,973
0.0
166,000  Take-Two Interactive
Software, Inc., 3.700%,
04/14/2027 163,315
0.0
245,000  Workday, Inc., 3.500%,
04/01/2027 240,257
0 .1
8,901,324
2 .0
Utilities: 0.8%
128,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 134,347
0.0
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
620,000
(3)
Electricite de
France SA, 4.875%,
01/22/2044 $ 538,849
0 .1
168,000  Georgia Power Co. B,
3.700%,
01/30/2050 124,938
0.0
482,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 419,668
0 .1
343,000  NextEra Energy
Capital Holdings, Inc.,
3.550%,
05/01/2027 336,523
0 .1
678,000  NextEra Energy
Capital Holdings, Inc.,
5.749%,
09/01/2025 680,812
0 .1
371,000  NiSource, Inc.,
4.375%,
05/15/2047 305,514
0 .1
94,000  NiSource, Inc.,
5.850%,
04/01/2055 93,524
0.0
295,000  Oglethorpe Power
Corp., 4.550%,
06/01/2044 246,589
0 .1
325,000  Sempra, 3.800%,
02/01/2038 267,543
0 .1
440,000  Southern Co. Gas
Capital Corp., 3.875%,
11/15/2025 438,122
0 .1
134,000  Xcel Energy, Inc.,
3.500%,
12/01/2049 91,748
0.0
3,678,177
0 .8
Total Corporate Bonds/
Notes
(Cost $69,506,493)
65,077,723
14 .4
EQUITY-LINKED NOTES: 1.5%
Financials: 1.5%
2,657,000
(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 3 Common
Stocks), 0.500%,
04/11/2028 3,551,081
0 .8
2,757,000
(2)(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 5 Common
Stocks), (3.170)%,
07/30/2029 3,169,171
0 .7
6,720,252
1 .5
Total Equity-Linked
Notes
(Cost $5,454,218)
6,720,252
1 .5

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
MUNICIPAL BONDS: 0.1%
Georgia: 0.1%
306,000  Municipal Electric
Authority of Georgia,
6.655%,
04/01/2057 $ 336,041
0 .1
Total Municipal Bonds
(Cost $306,000)
336,041
0 .1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
Federal National Mortgage Association: 0.2%
(7)
915,000
(7)
6.625
%,
11/15/2030 1,031,884
0 .2
Total U.S. Government
Agency Obligations
(Cost $974,097)
1,031,884
0 .2
U.S. TREASURY OBLIGATIONS: 9.1%
United States Treasury Bonds: 0.6%
207,200
4.500
%,
02/15/2036 213,489
0.0
821,100
4.500
%,
11/15/2054 809,296
0 .2
1,605,000
4.750
%,
02/15/2045 1,634,592
0 .4
2,657,377
0 .6
United States Treasury Notes: 8.5%
6,752,000
3.875
%,
03/31/2027 6,749,890
1 .5
15,294,800
3.875
%,
03/15/2028 15,293,008
3 .4
11,241,000
4.000
%,
03/31/2030 11,264,272
2 .5
3,694,500
4.125
%,
03/31/2032 3,705,179
0 .8
1,346,000
4.625
%,
02/15/2035 1,390,692
0 .3
38,403,041
8 .5
Total U.S. Treasury
Obligations
(Cost $40,971,197)
41,060,418
9 .1
Total Long-Term
Investments
(Cost $399,937,892)
441,479,030
97 .8
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 3.7%
Repurchase Agreements: 1.5%
152,719
(8)
BNP Paribas
S.A., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $152,737,
collateralized
by various U.S.
Government
Securities, 0.000%-
1.875%, Market
Value plus accrued
interest $155,773, due
07/31/27-02/15/45)
152,719
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(8)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $1,000,122,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$1,020,126, due
04/15/25-02/15/55)
$ 1,000,000
0 .2
1,512,197
(8)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,512,378,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,542,441, due
04/10/25-03/01/55)
1,512,197
0 .4
1,119,583
(8)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,119,717,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$1,141,975, due
06/01/28-02/01/55)
1,119,583
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,775,220
(8)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $1,775,432,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,810,724, due
04/10/25-12/15/66)
$ 1,775,220
0 .4
1,000,000
(8)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $1,000,122,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,018,647, due
04/15/26-02/15/53)
1,000,000
0 .2
Total Repurchase
Agreements
(Cost $6,559,719)
6,559,719
1 .5
Time Deposits: 0.2%
160,000
(8)
Canadian Imperial
Bank Of Commerce,
4.320
%,
04/01/2025 160,000
0.0
110,000
(8)
Dnb Bank Asa,
4.310
%,
04/01/2025 110,000
0.0
140,000
(8)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
04/01/2025 140,000
0.0
160,000
(8)
Mizuho Bank Ltd.,
4.330
%,
04/01/2025 160,000
0 .1
170,000
(8)
Royal Bank Of
Canada,
4.330
%,
04/01/2025 170,000
0 .1
160,000
(8)
Societe Generale,
4.320
%,
04/01/2025 160,000
0.0
120,000
(8)
Svenska
Handelsbanken AB,
4.300
%,
04/01/2025 120,000
0.0
Total Time Deposits
(Cost $1,020,000)
1,020,000
0 .2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 2.0%
9,084,382
(9)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $9,084,382) $ 9,084,382 2 .0
Total Short-Term
Investments
(Cost $16,664,101)
$ 16,664,101
3 .7
Total Investments in
Securities
(Cost $416,601,993) $ 458,143,131 101 .5
Liabilities in Excess
of Other Assets (6,788,924) (1.5)
Net Assets $ 451,354,207 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
Security, or a portion of the security, is on loan.
(5)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 16,110,168 $ — $ — $ 16,110,168
Consumer Discretionary 16,006,612 — — 16,006,612
Consumer Staples 15,504,251 — — 15,504,251
Energy 20,977,021 5,118,347 — 26,095,368
Financials 63,937,018 — — 63,937,018
Health Care 40,024,356 4,580,800 — 44,605,156
Industrials 44,317,511 — — 44,317,511
Information Technology 36,049,265 — — 36,049,265
Materials 7,002,674 — — 7,002,674
Real Estate 5,257,095 — — 5,257,095
Utilities 9,565,249 — — 9,565,249
Total Common Stock 274,751,220 9,699,147 — 284,450,367
Convertible Bonds/Notes — 42,802,345 — 42,802,345
Corporate Bonds/Notes — 62,728,984 2,348,739 65,077,723
Equity-Linked Notes — — 6,720,252 6,720,252
Municipal Bonds — 336,041 — 336,041
U.S. Government Agency Obligations — 1,031,884 — 1,031,884
U.S. Treasury Obligations — 41,060,418 — 41,060,418
Short-Term Investments 9,084,382 7,579,719 — 16,664,101
Total Investments, at fair value $ 283,835,602 $ 165,238,538 $ 9,068,991 $ 458,143,131
Other Financial Instruments+
Forward Foreign Currency Contracts — 14,724 — 14,724
Total Assets $ 283,835,602 $ 165,253,262 $ 9,068,991 $ 458,157,855
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (215,606) $ — $ (215,606)
Total Liabilities $ — $ (215,606) $ — $ (215,606)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following forward foreign currency contracts were outstanding for VY
®
Invesco Equity and Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 3,148,202 USD 3,403,694 State Street Bank and Trust Co. 04/07/25 $ 1,382
USD 113,493 CAD 161,948 State Street Bank and Trust Co. 04/07/25 927
USD 110,872 CAD 158,275 State Street Bank and Trust Co. 04/07/25 860
USD 130,624 CAD 186,755 State Street Bank and Trust Co. 04/07/25 816
USD 93,010 GBP 71,514 State Street Bank and Trust Co. 04/07/25 633
USD 108,758 CAD 155,590 State Street Bank and Trust Co. 04/07/25 612
USD 100,848 CAD 144,348 State Street Bank and Trust Co. 04/07/25 515
CAD 144,804 USD 100,216 State Street Bank and Trust Co. 04/07/25 433
USD 60,913 CAD 87,025 State Street Bank and Trust Co. 04/07/25 424
USD 122,948 GBP 94,913 State Street Bank and Trust Co. 04/07/25 346

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 46,026 CAD 65,767 State Street Bank and Trust Co. 04/07/25 $ 313
USD 88,854 GBP 68,549 State Street Bank and Trust Co. 04/07/25 306
USD 61,634 GBP 47,570 State Street Bank and Trust Co. 04/07/25 186
GBP 42,226 USD 54,394 State Street Bank and Trust Co. 04/07/25 151
GBP 70,020 USD 90,309 State Street Bank and Trust Co. 04/07/25 139
EUR 60,818 USD 65,673 State Street Bank and Trust Co. 04/07/25 107
EUR 75,090 USD 81,116 State Street Bank and Trust Co. 04/07/25 101
EUR 48,074 USD 51,948 State Street Bank and Trust Co. 04/07/25 49
USD 55,097 EUR 50,955 State Street Bank and Trust Co. 04/07/25 (15)
USD 77,878 CAD 112,393 State Street Bank and Trust Co. 04/07/25 (243)
EUR 47,180 USD 51,276 State Street Bank and Trust Co. 04/07/25 (246)
CAD 86,778 USD 60,627 State Street Bank and Trust Co. 04/07/25 (310)
CAD 85,210 USD 59,644 State Street Bank and Trust Co. 04/07/25 (417)
EUR 58,504 USD 63,797 State Street Bank and Trust Co. 04/07/25 (520)
USD 94,958 EUR 89,328 State Street Bank and Trust Co. 04/07/25 (1,659)
USD 47,698 EUR 45,922 State Street Bank and Trust Co. 04/07/25 (1,971)
USD 3,556,501 GBP 2,815,244 State Street Bank and Trust Co. 04/07/25 (80,061)
USD 86,369 CAD 124,043 State Street Bank and Trust Co. 05/07/25 22
USD 65,217 EUR 60,196 State Street Bank and Trust Co. 05/07/25 3
USD 3,409,295 EUR 3,148,202 State Street Bank and Trust Co. 05/07/25 (1,364)
GBP 2,985,545 USD 3,853,144 The Bank of New York Mellon 04/07/25 3,402
USD 2,008,561 CAD 2,890,849 The Bank of New York Mellon 04/07/25 (790)
CAD 3,646,159 USD 2,537,341 The Bank of New York Mellon 04/07/25 (2,995)
USD 3,395,402 EUR 3,251,663 The Bank of New York Mellon 04/07/25 (121,577)
USD 2,541,102 CAD 3,646,158 The Bank of New York Mellon 05/07/25 2,997
USD 3,852,866 GBP 2,985,544 The Bank of New York Mellon 05/07/25 (3,438)
$ (200,882)
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2025
:
Equity-Linked
Notes
*
Beginning balance at December 31, 2024 $ 11,152,455
Purchases 2,610,000
Sales (4,478,066)
Accrued discounts/(premiums) (3,288)
Total realized gain (loss) 1,717,066
Net change in unrealized appreciation (depreciation)
**
(1,929,176)
Transfers into Level 3 —
Transfers out of Level 3 —
Ending balance at March 31, 2025
$ 9,068,991
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2025
**
$ (1,929,176)
*
Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
**
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2025 may be due to securities no longer held or categorized as Level 3 at period
end.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 56,526,769
Gross Unrealized Depreciation (14,985,631)
Net Unrealized Appreciation $ 41,541,138